Segments and Geographic Areas - Percentage of Revenue Earned by Geographical Area (Detail) - segment	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Number of reportable segment	1
Geographic Concentration Risk | Sales | Gulf of Mexico
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area	56.90%	38.10%	24.50%
Geographic Concentration Risk | Sales | Nigeria
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area	43.10%	60.30%	60.20%
Geographic Concentration Risk | Sales | Brazil
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area		1.60%	15.30%